Other Borrowings - Additional Information (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 12, 2017	Jul. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Apr. 30, 2017	Oct. 13, 2016
Line Of Credit Facility [Line Items]
Line of credit facility, amount				$ 20,650,000
Repayment of lines of credit		$ 16,200,000	$ 20,650,000	9,350,000
Short-term credit lines available for use, outstanding			$ 0	$ 0
Ridgestone | CIBC Bank USA | Credit agreement
Line Of Credit Facility [Line Items]
Line of credit facility, amount						$ 30,000,000
Line of credit facility, commitment fee payable						$ 300,000
Line of credit facility, maturity date			Oct. 12, 2017
Line of credit facility, interest rate			4.25%	3.75%
Ridgestone | CIBC Bank USA | Amended Credit Agreement
Line Of Credit Facility [Line Items]
Line of credit facility, revolving credit conversion to non-revolving line of credit, description			In April 2017, the revolving line of credit was amended to a non-revolving line of credit as long as the outstanding balance exceeds $5.0 million.
Line of credit facility, revolving credit conversion to non-revolving line of credit, threshold amount					$ 5,000,000
Threshold amount for conversion of line of credit into revolving line of credit					5,000,000
Revolving line of credit facility, maximum borrowing capacity					$ 5,000,000
Subsequent Event | Ridgestone | CIBC Bank USA | Amended Credit Agreement
Line Of Credit Facility [Line Items]
Line of credit facility, extended maturity date	Oct. 11, 2018
Line of credit facility, interest rate terms	The amended revolving line of credit bears interest at either the LIBOR Rate plus 250 basis points or the Prime Rate minus 25 basis points, based on the Company’s election, which is required to be communicated to CIBC at least three business days prior to the commencement of an interest period. If the Company fails to provide timely notification, the interest rate will be Prime Rate minus 25 basis points.
Subsequent Event | Ridgestone | CIBC Bank USA | Amended Credit Agreement | LIBOR Rate
Line Of Credit Facility [Line Items]
Interest rate spread	2.50%
Subsequent Event | Ridgestone | CIBC Bank USA | Amended Credit Agreement | Prime Rate
Line Of Credit Facility [Line Items]
Interest rate spread	0.25%